UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Marcus Schloss & Co., Inc.
Address:  One Whitehall Street
          New York,  NY  10004

Form 13F File Number:  28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Schloss
Title:  Chairman
Phone:  212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss         New York, New York         May 11, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $191,155


List of Other Included Managers:

          No.      Form 13F File Number        Name

          01       28-6788                     Rexford Management, Inc.

                                   Form 13F Information Table

               Column 1              Column 2       Column 3   Column 4         Column 5
               --------              --------       --------   --------         --------

                                                                 Value      Shrs or   Sh/ Put/
            Name of Issuer        Title of Class      Cusip    (x$1000)     Prn Amt   Prn Call
            --------------        --------------      -----    --------     -------   --- ----
Atlantic Richfield Co.               Com            048825103       850    10,000      Sh
Cytec Industries Corp.               Com            232820100     1,837    60,000      Sh
Delta and Pine Land Co.              Com            247357106       938    47,500      Sh
Mattel Inc.                          Com            577081102     1,592   152,500      Sh
MediaOne Group Inc.                  Com            58440J104       405     5,000      Sh
Ortel Corp.                          Com            68749W102       150       800      Sh
US Can Corp.                         Com            90328W105       972    50,000      Sh
US West Communications Group         Com            912889102       363     5,000      Sh
Xerox Corp.                          Com            984121103       650    25,000      Sh
Atlantic Richfield Co.               Com            048825103    18,547   218,200      Sh
CBS Corp.                            Com            12490K107    18,420   325,300      Sh
Delta and Pine Land Co.              Com            247357106     1,999   101,200      Sh
Mattel Inc.                          Com            577081102     1,569   150,300      Sh
MediaOne Group Inc.                  Com            58440J104    17,164   211,900      Sh
Ortel Corp.                          Com            68749W102       751     4,000      Sh
Union Carbide Corp.                  Com            905581104    12,164   208,600      Sh
US Trust Corp.                       Com            91288L105    15,914    84,200      Sh
US West Communications Group         Com            912889102    13,131   180,800      Sh
Warner Lambert Co.                   Com            934488107     7,702    79,000      Sh
Atlantic Richfield Co.               Com            048825103    13,166   154,900      Sh
CBS Corp.                            Com            12490K107    13,114   231,600      Sh
Delta and Pine Land Co.              Com            247357106     1,379    69,800      Sh
Mattel Inc.                          Com            577081102     1,124   107,700      Sh
MediaOne Group Inc.                  Com            58440J104    12,150   150,000      Sh
Ortel Corp.                          Com            68749W102       507     2,700      Sh
Union Carbide Corp.                  Com            905581104     8,689   149,000      Sh
US Trust Corp.                       Com            91288L105    11,094    58,700      Sh
US West Communications Group         Com            912889102     9,325   128,400      Sh
Warner Lambert Co.                   Com            934488107     5,489    56,300      Sh

               Column 1             Column 6     Column 7              Column 8
               --------             --------     --------              --------

                                   Investment      Other            Voting Authority
            Name of Issuer         Discretion     Managers       Sole      Shared    None
            --------------         ----------     --------       ----      ------    ----
Atlantic Richfield Co.                 Sole                     10,000     0          0
Cytec Industries Corp.                 Sole                     60,000     0          0
Delta and Pine Land Co.                Sole                     47,500     0          0
Mattel Inc.                            Sole                    152,500     0          0
MediaOne Group Inc.                    Sole                      5,000     0          0
Ortel Corp.                            Sole                        800     0          0
US Can Corp.                           Sole                     50,000     0          0
US West Communications Group           Sole                      5,000     0          0
Xerox Corp.                            Sole                     25,000     0          0
Atlantic Richfield Co.               Defined       01          218,200     0          0
CBS Corp.                            Defined       01          325,300     0          0
Delta and Pine Land Co.              Defined       01          101,200     0          0
Mattel Inc.                          Defined       01          150,300     0          0
MediaOne Group Inc.                  Defined       01          211,900     0          0
Ortel Corp.                          Defined       01            4,000     0          0
Union Carbide Corp.                  Defined       01          208,600     0          0
US Trust Corp.                       Defined       01           84,200     0          0
US West Communications Group         Defined       01          180,800     0          0
Warner Lambert Co.                   Defined       01           79,000     0          0
Atlantic Richfield Co.               Defined                   154,900     0          0
CBS Corp.                            Defined                   231,600     0          0
Delta and Pine Land Co.              Defined                    69,800     0          0
Mattel Inc.                          Defined                   107,700     0          0
MediaOne Group Inc.                  Defined                   150,000     0          0
Ortel Corp.                          Defined                     2,700     0          0
Union Carbide Corp.                  Defined                   149,000     0          0
US Trust Corp.                       Defined                    58,700     0          0
US West Communications Group         Defined                   128,400     0          0
Warner Lambert Co.                   Defined                    56,300     0          0